Label	Element	Value
Advisor Class A & C Prospectus | Kinetics Global Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Kinetics Global Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Global Fund is long-term growth of capital. The Global Fund is the sole “feeder fund” to The Global Portfolio, a series of Kinetics Portfolios Trust.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses you may pay if you buy and hold shares of the Global Fund. You may qualify for sales charge discounts for Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds.  More information about these and other discounts is available from your financial professional and in the sections titled “Description of Advisor Classes” beginning on page 85 of the Fund’s prospectus and “Purchasing Shares” beginning on page 55 of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 01, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Global Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Global Portfolio’s, and therefore the Global Fund’s, performance.  During the most recent fiscal year, the Global Portfolio’s portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	This table and the example below reflect the aggregate expenses of the Global Fund and the Global Portfolio. The management fees paid by the Global Fund reflect the proportionate share of fees allocated to the Global Fund from the Global Portfolio.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of operating expenses to average net assets before expense reimbursement found in the “Financial Highlights” section of this Prospectus which reflects the Global Fund’s operating expenses and does not include 0.01% attributed to acquired fund fees and expenses (“AFFE”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Advisor Class A and Advisor Class C shares of the Global Fund with the cost of investing in other mutual funds.  This Example assumes that you invest $10,000 in the Global Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Global Fund’s operating expenses remain the same (taking into account the expense limitation only in the first year).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your cost for the Global Fund would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Global Fund is a diversified fund that invests all of its investable assets in the Global Portfolio, a series of Kinetics Portfolios Trust.  Under normal circumstances, the Global Portfolio invests at least 65% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of foreign and U.S. companies listed on publicly traded exchanges in countries around the world, and in exchange-traded funds (“ETFs”).  Foreign companies are those companies with their primary place of business or headquarters located outside the U.S., including up to 100% in emerging markets.  The Global Portfolio invests 40% or more of its net assets in companies located outside of the U.S. and invests in at least 3 countries, which may include the U.S.  The Global Portfolio may also purchase and write options for hedging purposes and/or direct investment and invest in participatory notes (commonly known as “P-notes”) to take positions in certain foreign securities.

The Global Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and business model as well as its ability to grow and expand its activities or achieve a greater competitive advantage in cost/profitability and brand image leveraging.  This evaluation by the Investment Adviser includes consideration of a company’s potential to maintain and grow long lived assets, while generating high returns on capital with operating predictability and transparency.  The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.  The Global Portfolio may invest in companies of any size, including small and medium-sized companies.  Additionally, the Global Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Global Portfolio.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Global Portfolio’s investments, including common stocks, have inherent risks that could cause you to lose money.  The principal risks of investing in the Global Fund, and indirectly the Global Portfolio, are listed below and could adversely affect the NAV, total return and value of the Global Fund, Global Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Global Portfolio, and therefore the Global Fund, is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Global Portfolio’s, and therefore the Global Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Small and Medium-Size Company Risks: The Global Portfolio may invest in the equity securities of small and medium-size companies.  Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies.  As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Global Portfolio’s assets.

»
Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector.  A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales.  To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk.   A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Global Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»
Foreign Securities Risks: The Global Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs.  Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments.  Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Global Portfolio will decline in value.  Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities.  It is likely there will be less governmental action in the near future to maintain low interest rates.  The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

»
Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The Investment Adviser may engage in speculative transactions which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Global Portfolio. These leveraged instruments may result in losses to the Global Portfolio or may adversely affect the Global Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Global Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

»
Option Transaction Risks : Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets.  By writing put options on equity securities, the Global Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio.  The Global Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised.  The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time .

»
Below Investment Grade Debt Securities Risks: Generally , below investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
Emerging Markets Risks:  The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

»
Derivatives Risks: The Global Portfolio’s investments in P-notes and other derivative instruments may result in loss.  Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Global Portfolio.

»
Management Risks: There is no guarantee that the Global Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Global Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?

The Global Fund may be appropriate for investors who:

»	wish to invest for the long-term;

»	want to diversify their portfolios;

»	want to allocate some portion of their long-term investments to growth equity investing;

»	are willing to accept the volatility associated with equity investing; and

»	are comfortable with the risks described herein.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Global Portfolio’s investments, including common stocks, have inherent risks that could cause you to lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table shown below illustrate the variability of the Global Fund’s returns. The bar chart indicates the risks of investing in the Global Fund by showing the changes in the Global Fund’s performance from year to year (on a calendar year basis).  The table shows how the Global Fund’s average annual returns, before and after taxes, (after taking into account any sales charges) compare with those of the S&P ® 500 Index and the MSCI ACWI (All Country World Index) Index (“MSCI ACWI Index”), which represent broad measures of market performance.  The past performance of the Global Fund, before and after taxes, is not necessarily an indication of how the Global Fund or the Global Portfolio will perform in the future.  The bar chart shows how the performance of Advisor Class A shares (the Class with the longest period of annual returns) has varied from year to year.  The returns for Advisor Class C shares were different than the returns shown below because each Class of shares has different expenses. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart indicates the risks of investing in the Global Fund by showing the changes in the Global Fund’s performance from year to year (on a calendar year basis).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 930-3828
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.kineticsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the Global Fund, before and after taxes, is not necessarily an indication of how the Global Fund or the Global Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	The Global Fund – Advisor Class A Calendar Year Returns as of 12/31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	2009	Q2	38.66%
Worst Quarter:	2011	Q3	-17.25%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	38.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.25%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns for the Global Fund’s Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Advisor Class A shares only. After-tax returns for Advisor Class C shares will differ.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns for the Global Fund’s Advisor Class A shares as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.  After-tax returns are shown for Advisor Class A shares only.  After-tax returns for Advisor Class C shares will differ.  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/2015
Advisor Class A & C Prospectus | Kinetics Global Fund | S&P ® 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P ® 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.57%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.15%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 19, 2008
Advisor Class A & C Prospectus | Kinetics Global Fund | MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.36%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.09%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.25%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 19, 2008
Advisor Class A & C Prospectus | Kinetics Global Fund | Advisor Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[1]
Management Fees	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[2]
Other Expenses	rr_OtherExpensesOverAssets	1.37%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.13%	[3]
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(1.48%)	[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.65%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Advisor Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Advisor Class A shares of the Kinetics Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	733
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,354
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,999
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,719
Annual Return 2009	rr_AnnualReturn2009	67.11%
Annual Return 2010	rr_AnnualReturn2010	20.04%
Annual Return 2011	rr_AnnualReturn2011	(15.59%)
Annual Return 2012	rr_AnnualReturn2012	22.94%
Annual Return 2013	rr_AnnualReturn2013	28.16%
Annual Return 2014	rr_AnnualReturn2014	(11.93%)
Annual Return 2015	rr_AnnualReturn2015	(13.89%)
Label	rr_AverageAnnualReturnLabel	The Global Fund (KGLAX) Advisor Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.78%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.03%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.10%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 19, 2008
Advisor Class A & C Prospectus | Kinetics Global Fund | Advisor Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Global Fund (KGLAX) Advisor Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.79%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.09%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.04%
Advisor Class A & C Prospectus | Kinetics Global Fund | Advisor Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Global Fund (KGLAX) Advisor Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(10.62%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.70%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.18%
Advisor Class A & C Prospectus | Kinetics Global Fund | Advisor Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[1]
Management Fees	rr_ManagementFeesOverAssets	1.25%	[1]
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2]
Other Expenses	rr_OtherExpensesOverAssets	1.37%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.63%	[3]
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(1.48%)	[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 318
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	975
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,753
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,793
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	218
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	975
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,753
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,793
Label	rr_AverageAnnualReturnLabel	The Global Fund (KGLCX) Advisor Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.34%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.38%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.27%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 19, 2008

[1]	This table and the example below reflect the aggregate expenses of the Global Fund and the Global Portfolio. The management fees paid by the Global Fund reflect the proportionate share of fees allocated to the Global Fund from the Global Portfolio.
[2]	The Board of Directors (the "Board") of Kinetics Mutual Funds, Inc. has approved a Rule 12b-1 Plan, which allows the Fund to pay as compensation up to an annual rate of 0.50% and 0.75% of the average daily net asset value ("NAV") of Advisor Class A shares and Advisor Class C shares, respectively, to the distributor or other qualified recipients under the Plan. In addition, the Board has approved a Shareholder Servicing Plan for Advisor Class A shares and Advisor Class C shares which would provide for an annual shareholder servicing fee equal to 0.25% of the average daily net assets attributable to Advisor Class A shares and Advisor Class C shares. At the present time, the Fund is assessing, 0.25% and 0.75% of the distribution fees for Advisor Class A shares and Advisor Class C shares, respectively, and is assessing 0.25% of the shareholder servicing fees for Advisor Class A shares and Advisor Class C shares.
[3]	Total Annual Fund Operating Expenses do not correlate to the ratio of operating expenses to average net assets before expense reimbursement found in the "Financial Highlights" section of this Prospectus which reflects the Global Fund's operating expenses and does not include 0.01% attributed to acquired fund fees and expenses ("AFFE").
[4]	Kinetics Asset Management LLC, the investment adviser to the Global Portfolio of the Kinetics Portfolio Trust (the "Investment Adviser"), has agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.64% and 2.14%, excluding AFFE, for the Advisor Class A shares and Advisor Class C shares, respectively. These waivers and reimbursements are in effect until May 1, 2017, and may not be terminated without the approval of the Board.